Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Kimber Resources Inc.
Entity Central Index Key	0001294662
Trading Symbol	kbx
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	82,459,937
Document Type	20-F
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated statements of financial position (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Current assets
Cash and cash equivalents	1,546,363	8,401,429	4,560,493
Trade and other receivables	1,417,756	1,078,794	355,471
Prepaid expenses	279,229	127,508	130,953
Total current assets	3,243,348	9,607,731	5,046,917
Equipment	598,354	549,084	497,960
Mineral interests	58,966,941	48,839,128	42,647,361
Total assets	62,808,643	58,995,943	48,192,238
Current liabilities
Trade and other payables	822,827	1,915,016	541,627
Total current liabilities	822,827	1,915,016	541,627
Shareholders' equity
Share capital	82,235,232	74,543,371	63,556,255
Share option reserve	5,072,985	4,292,758	3,630,073
Warrant reserve	1,270,474	1,271,032	523,106
Deficit	(26,592,875)	(23,026,234)	(20,058,823)
Total equity	61,985,816	57,080,927	47,650,611
Total liabilities and equity	62,808,643	58,995,943	48,192,238

Consolidated statements of net loss and comprehensive loss (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Expenses
Salaries and benefits	(1,859,744)	(1,468,074)
Legal, consulting and audit	(581,043)	(527,730)
Office, insurance and miscellaneous	(269,514)	(250,437)
Rent	(231,612)	(207,191)
Investor relations	(211,251)	(193,203)
Transfer and filing fees	(125,665)	(139,468)
Other expense	(122,942)
General exploration	(98,355)	(71,038)
Foreign exchange loss	(78,232)	(113,374)
Travel and accommodation	(62,513)	(34,831)
Amortization of equipment	(22,307)	(15,632)
Operating loss	(3,663,178)	(3,020,978)
Other items
Finance income	63,920	40,366
Finance expense	(2,296)	(3,098)
Other income	34,913	16,299
Net loss and comprehensive loss	(3,566,641)	(2,967,411)
Loss per share, basic and diluted (in dollars per share)	(0.04)	(0.04)
Weighted average number of common shares outstanding, basic and diluted (in shares)	82,052,869	73,104,638

Consolidated statement of changes in equity (CAD)	Share capital	Share option reserve	Warrant reserve	Deficit	Total
Balance at Jul. 01, 2010	63,556,255	3,630,073	523,106	(20,058,823)	47,650,611
Balance (in shares) at Jul. 01, 2010	68,010,586
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year				(2,967,411)	(2,967,411)
Shares issued on exercise of stock options	82,925	(25,850)			57,075
Shares issued on exercise of stock options (in shares)	79,500
Shares issued on exercise of warrants	19,488		(1,488)		18,000
Shares issued on exercise of warrants (in shares)	10,000
Shares issued on public offering	12,059,405		659,595		12,719,000
Shares issued on public offering (in shares)	9,085,000
Share issue costs	(1,028,621)		(56,262)		(1,084,883)
Broker warrants issued on public offering	(146,081)		146,081
Share-based compensation		688,535			688,535
Balance at Jun. 30, 2011	74,543,371	4,292,758	1,271,032	(23,026,234)	57,080,927
Balance (in shares) at Jun. 30, 2011	77,185,086
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year				(3,566,641)	(3,566,641)
Shares issued on exercise of stock options	244,420	(77,306)			167,114
Shares issued on exercise of stock options (in shares)	211,101
Shares issued on exercise of warrants	7,308		(558)		6,750
Shares issued on exercise of warrants (in shares)	3,750
Shares issued on private placement	8,096,000				8,096,000
Shares issued on private placement (in shares)	5,060,000
Share issue costs	(655,867)				(655,867)
Share-based compensation		857,533			857,533
Balance at Jun. 30, 2012	82,235,232	5,072,985	1,270,474	(26,592,875)	61,985,816
Balance (in shares) at Jun. 30, 2012	82,459,937

Consolidated Statement of Cash Flows (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities
Net loss and comprehensive loss	(3,566,641)	(2,967,411)
Items not involving cash
Amortization of equipment	22,307	15,632
Finance expense	2,296	3,098
Finance income	(63,920)	(40,366)
Unrealized foreign exchange loss	149,449	151,693
Share-based compensation	857,533	688,535
Gain on sale of equipment		(11,503)
Other expense	122,942
Net loss and comprehensive loss and non cash item, Total	(2,476,034)	(2,160,322)
Net changes in non-cash working capital
Trade and other receivables	22,691	(43,292)
Prepaid expenses	(125,563)	462
Trade and other payables	(20,241)	93,647
Operating activities, Total	(2,599,147)	(2,109,505)
Investing activities
Interest received	63,920	40,366
Purchase of equipment	(166,253)	(157,493)
Proceeds on disposal of equipment		12,613
Expenditures on mineral interests	(11,787,747)	(5,487,362)
Investing activities, Total	(11,890,080)	(5,591,876)
Financing activities
Interest paid	(2,296)	(3,098)
Common shares issued on financing	8,096,000	12,719,000
Common shares issued upon exercise of options	167,114	57,075
Common shares issued upon exercise of warrants	6,750	18,000
Share issue costs	(655,867)	(1,084,883)
Financing activities, Total	7,611,701	11,706,094
Effect of exchange rates on cash	22,460	(163,777)
(Decrease) increase in cash and cash equivalents	(6,877,526)	4,004,713
Cash and cash equivalents, beginning of year	8,401,429	4,560,493
Cash and cash equivalents, end of year	1,546,363	8,401,429
Cash and cash equivalents are comprised of
Cash	1,546,363	2,325,786
Canadian treasury bills		6,075,643
Cash and cash equivalents, Total	1,546,363	8,401,429

Description of business and going concern	12 Months Ended
Jun. 30, 2012
Nature Of Operations and Going Concern [Abstract]
Description of business and going concern
1.	Description of business and going concern

Kimber Resources Inc. (“Kimber” or the “Company”) is incorporated in British Columbia, Canada, and is involved in the acquisition and exploration of mineral right interests in Mexico.

The head office, principal address and registered and records office of the Company are located at Suite 215 - 800 West Pender Street, Vancouver, BC V6C 2V6.

At the date of these consolidated financial statements, Kimber has not yet determined whether any of its mineral rights contain economically recoverable mineral reserves. Accordingly, the carrying amount of mineral interests represents cumulative expenditures incurred to date and does not necessarily reflect present or future values. The recovery of these costs is dependent upon the discovery of economically recoverable mineral reserves and the ability of Kimber to obtain the necessary financing to complete their exploration and development and to resolve any environmental, regulatory, or other constraints.

Although Kimber has taken steps to verify title to the properties in which it has an interest, in accordance with industry standards for properties in the exploration stage, these procedures do not guarantee Kimber’s title. Property title may be subject to unregistered prior agreements and non-compliance with regulatory requirements.

These consolidated financial statements have been prepared on a going concern basis, which assumes Kimber will continue in operations for the foreseeable future and be able to realize its assets and discharge its liabilities in the normal course of business. Kimber does not generate cash flows from operations and accordingly, Kimber will need to raise additional funds through future issuance of securities. Although Kimber has been successful in raising funds in the past, there can be no assurance Kimber will be able to raise sufficient funds in the future, in which case Kimber may be unable to meet its obligations as they come due in the normal course of business. If Kimber cannot raise funds, its mining properties may be joint ventured, optioned, sold or abandoned.

Kimber has not determined whether any of its properties contain mineral reserves that are economically recoverable. It is not possible to predict whether financing efforts will be successful or if Kimber will attain profitable level of operations. Kimber has incurred losses since inception, has an accumulated deficit of $26,592,875 as of June 30, 2012 (June 30, 2011 - $23,026,234) and a net loss of $3,566,641 (2011 - $2,967,411) for the year ended June 30, 2012. These conditions may raise substantial doubt regarding Kimber’s ability to continue as a going concern. Should Kimber be unable to realize its assets and discharge its liabilities in the normal course of business, the net realizable value of its assets may be materially less than the amounts on the statement of financial position.

The consolidated financial statements are presented in Canadian dollars and all values are rounded to the nearest dollar except where otherwise indicated.

Basis of preparation	12 Months Ended
Jun. 30, 2012
Basis Of Presentation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance

These consolidated financial statements represent the Company’s first annual consolidated financial statements prepared in accordance with and in full compliance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). The Company adopted IFRS in accordance with IFRS 1, “First-time Adoption of International Financial Reporting Standards” (IFRS 1”) with a transition date of July 1, 2010, as discussed in Note 15.

The Company’s consolidated financial statements were previously prepared in accordance with Canadian generally accepted accounting principles (“GAAP”). Note 15 includes reconciliations of the Company’s consolidated statement of financial position and statement of net loss and comprehensive loss as at the date of transition and for the 2011 comparative periods prepared in accordance with GAAP to those prepared and reported in these consolidated financial statement in accordance with IFRS.

(b)	Basis of presentation

The financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value, as explained in the accounting policies set out in Note 3.

These consolidated financial statements include the accounts of Kimber, and its wholly-owned Mexican subsidiaries, Minera Monterde, S. de R.L de C.V., Minera Pericones, S.A. de C.V. and Kimber Resources de Mexico, S.A. de C.V.

(c)	Adoption of new and revised standards and interpretations

These consolidated financial statements have been prepared in accordance with IFRS effective as of June 30, 2012.

At the date of authorization of these financial statements, the IASB and IFRIC have issued the following new and revised Standards and Interpretations which are not yet effective for the relevant reporting periods:

(i)

The following five new Standards were issued by the IASB in May 2011, and are effective for annual periods beginning on or after January 1, 2013. Early application is permitted if all five Standards are adopted at the same time. The Company is assessing the impact of these standards.

(1)	Consolidated financial statements

IFRS 10 Consolidated Financial Statements (“IFRS 10”) will replace existing guidance on consolidation in IAS 27 Consolidated and Separate Financial Statements, and SIC 12 Consolidation – Special Purpose Entities. The portion of IAS 27 that deals with separate financial statements will remain. IFRS 10 changes the definition of control, such that the same consolidation criteria will apply to all entities. The revised definition focuses on the need to have both “power” and “variable returns” for control to be present. Power is the current ability to direct the activities that significantly influence returns. Variable returns can be positive, negative or both. IFRS 10 requires continuous assessment of control of an investee in line with any changes in facts and circumstances.

(2)	Joint arrangements

IFRS 11 Joint Arrangements (“IFRS 11”) will replace IAS 31 Interests in Joint Ventures, and SIC 13 Jointly Controlled Entities – Non-monetary Contributions by Venturers. IFRS 11 defines a joint arrangement as an arrangement where two or more parties contractually agree to share control. Joint control exists only when the decisions about activities that significantly affect the returns of an arrangement require the unanimous consent of the parties sharing control. The focus is not solely on the legal structure of joint arrangements, but rather on how the rights and obligations are shared by the parties to the joint arrangement. IFRS 11 eliminates the existing policy choice of proportionate consolidation for jointly controlled entities. In addition, the Standard categorizes joint arrangements as either joint operations or joint ventures.

(3)	Disclosure of interests in other entities

IFRS 12 Disclosure of Interests in Other Entities (“IFRS 12”) is the new Standard for disclosure requirements for all forms of interests in other entities, including subsidiaries, joint arrangements, associates and unconsolidated structured entities. Matters covered include information about the significant judgments and assumptions that any entity has made in determining whether it has control, joint control or significant influence over another entity.

(4)	Separate financial statements

IAS 27 Separate Financial Statements (“IAS 27”) has been updated to require an entity presenting separate financial statements to account for those investments at cost or in accordance with IFRS 9 Financial Instruments. The amended IAS 27 excludes the guidance on the preparation and presentation of consolidated financial statements for a group of entities under the control of a parent currently within the scope of the current IAS 27 Consolidated and Separate Financial Statements that is replaced by IFRS 10.

(5)	Investments in associates and joint ventures

IAS 28 Investments in Associates and Joint Ventures (“IAS 28”) has been revised and it is to be applied by all entities that are investors with joint control of, or significant influence over, an investee. The scope of IAS 28 Investments in Associates does not include joint ventures.

(ii)
IFRS 13 Fair Value Measurement (“IFRS 13”) was issued by the IASB in May 2011, and is effective for annual periods beginning on or after January 1, 2013. Early application is permitted. IFRS 13 was issued to remedy the inconsistencies in the requirements for measuring fair value and for disclosing information about fair value measurement in various current IFRSs. IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, i.e. an exit price. The Company is assessing the impact of this standard.

(iii)

IAS 1, Presentation of Financial Statements (‘‘IAS 1’’) The IASB has amended IAS 1 to require additional disclosures for items presented in other comprehensive income (‘‘OCI’’) on a before-tax basis and requires items to be grouped and presented in OCI based on whether they are potentially reclassifiable to profit or loss subsequently (i.e. items that may be reclassified and those that will not be reclassified to profit or loss). This amendment is effective for annual periods beginning on or after July 1, 2012 and requires full retrospective application. The Company will apply this amendment beginning the first quarter of its 2013 fiscal year and has yet to assess the impact to its consolidated financial statements.

(iv)

IFRS 9, Financial Instruments (‘‘IFRS 9’’) On November 12, 2009, the IASB issued IFRS 9 to replace IAS 39, Financial Instruments: Recognition and Measurement (‘‘IAS 39’’). IFRS 9 addresses the classification and measurement of financial assets. IFRS 9 was subsequently reissued on October 28, 2010, incorporating new requirements on accounting for financial liabilities. On December 16, 2011, the effective date of IFRS 9 was changed to annual periods beginning on or after January 1, 2015. The Company is assessing the impact of this standard.

(v)

IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine ("IFRIC 20") was issued by the IASB in October 2011 and is effective for annual periods beginning on or after January 1, 2013. Early application is permitted. IFRIC 20 was issued to address the accounting for costs associated with waste removal in surface mining ("stripping costs"). The interpretation clarifies when production stripping should lead to the recognition of an asset and how the asset should be measured, both initially and in subsequent periods. The Company is assessing the impact of this standard.

Summary of significant accounting policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary of significant accounting policies

3.	Summary of significant accounting policies

	(a)	Basis of consolidation

These consolidated financial statements include the financial statements of the Company and its controlled subsidiaries. Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The results of subsidiaries acquired or disposed of during the period are included in the consolidated statement of net loss and comprehensive loss from the effective date of control or up to the effective date of loss of control, as appropriate.

All intercompany transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling interests’ share of changes in equity since the date of the combination. Losses applicable to the non-controlling interests in excess of their interest in the subsidiary’s equity are allocated against the interests of the Company except to the extent that the non-controlling interests have a binding obligation and are able to make an additional investment to cover the losses.

(b)	Interest income

Interest income from financial assets is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount.

(c)	Foreign currencies

The Company’s reporting currency and the functional currency of all of its operations is the Canadian dollar as this is the principal currency of the economic environment in which the Company operates and is the principal currency in which the funds from financing activities are generated.

Transactions in foreign currencies are initially recorded at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rate of exchange ruling at the date of the statement of financial position.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

(d)	Equipment

Equipment is stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at rates calculated to write off the cost of equipment, less their estimated residual value, using the declining balance method at the following annual rates:

Camp and equipment	10%
Camp vehicles	25%
Computer equipment	30%
Computer software	100%
Office fixtures and equipment	20%

An item of equipment is derecognized upon disposal, when held for sale or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statement of net loss and comprehensive loss.

The Company conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for equipment and any changes arising from the assessment are applied by the Company prospectively.

(e)	Mineral interests

All acquisition costs, exploration and direct field costs are capitalized until the rights to which they relate are placed into production, at which time these deferred costs will be amortized over the estimated useful life of the rights upon commissioning the property, or written-off if the rights are disposed of, impaired or abandoned.

Management reviews the carrying amounts of mineral interests on a periodic basis and will recognize impairment based upon current exploration results and upon assessment of the probability of profitable exploitation of the rights. Management’s assessment of the mineral interests’ fair value is also based upon a review of other mineral interest transactions that have occurred in the same geographic area as that of the rights under review. Administration costs and other exploration costs that do not relate to a specific mineral interest are expensed as incurred.

Costs include the cash consideration and the fair value of shares issued on the acquisition of mineral rights. Mineral interests acquired under option or joint venture agreements, whereby payments are made at the sole discretion of Kimber, are recorded in the accounts when the payments are made. Proceeds from property option payments received by Kimber are netted against the deferred costs of the related mineral interests, with any excess being included in operations. No option payments were received during the years ended June 30, 2012 and 2011.

(f)	Share-based compensation

Employees (including directors and senior executives) of the Company receive a portion of their remuneration in the form of equity awards, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified or the fair values not readily determinable, they are measured at fair value of the share-based compensation.

The costs of equity-settled transactions with employees are measured by reference to the fair value at the date on which they are granted.

The costs of equity-settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). The cumulative expense is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in share option reserve.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

The dilutive effect of outstanding options is reflected as additional dilution in the computation of earnings per share.

(g)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset until the asset is substantially ready for its intended use. Other borrowing costs are expensed in the period incurred.

(h)	Taxation

Income tax expense represents the sum of tax currently payable and deferred tax. If the current and deferred tax relates to items recognized directly in equity or in other comprehensive income, the related taxes are recognized in equity or other comprehensive income.

Current income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are substantively enacted by the date of the statement of financial position.

Deferred income taxes

Deferred income tax is provided using the liability method on temporary differences at the date of the statement of financial position between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

  where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

  in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

  where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

  in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at each date of the statement of financial position and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each date of the statement of financial position and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the date of the statement of financial position.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

(i)	Loss per share

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding stock options and share purchase warrants, in the weighted average number of common shares outstanding during the year, if dilutive. The calculation assumes that proceeds upon the exercise of the options and warrants are used to purchase common shares at the average market price during the period. During the years ended June 30, 2012 and 2011, all the outstanding stock options and warrants were anti-dilutive.

(j)	Valuation of warrants

Kimber allocates a value, based on relative fair value, to warrants issued as part of equity financing. Warrants issued in conjunction with equity or debt instruments are valued on relative fair value basis using the Black-Scholes option pricing model.

(k)	Financial assets

All financial assets are initially recorded at fair value and designated upon inception into one of the following four categories: held to maturity, available for sale, loans and receivables or at fair value through profit or loss (“FVTPL”).

Financial assets classified as FVTPL are measured at fair value with unrealized gains and losses recognized through profit and loss.

Financial assets classified as loans and receivables and held to maturity are measured at amortized cost using the effective interest method less any allowance for impairment. The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period.

Financial assets classified as available for sale are measured at fair value with unrealized gains and losses recognized in other comprehensive income (loss) except for losses in value that are considered other than temporary or a significant or prolonged decline in the fair value of that investment below its cost.

Transaction costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial assets are included in the initial carrying amount of the asset.

(l)	Financial liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or other financial liabilities.

Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as FVTPL. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Transaction costs on financial liabilities classified as FVTPL are expensed as incurred.

At the end of each reporting period subsequent to initial recognition, financial liabilities at FVTPL are measured at fair value, with changes in fair value recognized directly in profit or loss in the period in which they arise. The net gain or loss recognized in profit or loss excludes any interest paid on the financial liabilities.

(m)	Impairment of financial assets

The Company assesses at each date of the statement of financial position whether a financial asset is impaired.

Assets carried at amortized cost

If there is objective evidence that an impairment loss on assets carried at amortized cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is then reduced by the amount of the impairment. The amount of the loss is recognized in income or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed to the extent that the carrying value of the asset does not exceed what the amortized cost would have been had the impairment not been recognized. Any subsequent reversal of an impairment loss is recognized in income or loss.

In relation to trade receivables, a provision for impairment is made and an impairment loss is recognized in income and loss when there is objective evidence (such as the probability of insolvency or significant financial difficulties of the debtor) that the Company will not be able to collect all of the amounts due under the original terms of the invoice. The carrying amount of the receivable is reduced through use of an allowance account. Impaired debts are written off against the allowance account when they are assessed as uncollectible.

Available for sale

If an available for sale asset is impaired, an amount comprising the difference between its cost and its current fair value, less any impairment loss previously recognized in income or loss, is transferred from other comprehensive income to income or loss. Reversals in respect of equity instruments classified as available for sale are not recognized in income or loss.

(n)	Impairment of non-financial assets

At each date of the statement of financial position, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the assets belong.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of comprehensive income, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.

(o)	Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, and Canadian and U.S. Government Treasury bills with an original maturity of three months or less, which are readily convertible into a known amount of cash.

(p)	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. Any increase in a provision due solely to passage of time is recognized as interest expense.

(q)	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence, related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

(r)	Significant accounting judgments and estimates

The preparation of these financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

The most significant estimates relate to amortization of equipment, recoverability of trade and other receivables, valuation of deferred income tax amounts, impairment of mineral interests and the calculation of share-based compensation.

The most significant judgments relate to recoverability of capitalized amounts, recognition of deferred tax assets and liabilities, the determination of functional currency, the determination of the economic viability of a project and the preparation of consolidated financial statements on a going concern basis.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in material adjustments are as follows:

(i)	Impairment of mineral interests

Management considers both external and internal sources of information in assessing whether there are any indications that Kimber’s mineral interests are impaired. External sources of information management considers include changes in the market, economic and legal environment in which Kimber operates that are not within its control and affect the recoverable amount of its mineral interests. Internal sources of information management consider includes indications of economic performance of the asset, the Company’s future plans related to the property, and the Company’s ability to meet further commitments required to continue work on the property.

(ii)	Amortization rate and residual values for equipment

Amortization expenses are allocated based on assumed asset lives. Should the asset’s residual value, asset life or amortization rates differ from the initial estimate an adjustment would be made in the consolidated statement of net loss and comprehensive loss.

(iii)	Valuation of share-based compensation

Kimber uses the Black-Scholes Option Pricing Model for valuation of share-based compensation. Option pricing models require the input of subjective assumptions included expected price volatility, interest rate and forfeiture rate. Changes in input assumptions can materially affect the fair value estimate and comprehensive loss and equity reserves.

Critical judgments exercised in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

(i)	Economic recoverability and probability of future economic benefits of capitalized mineral interests.

Management has determined that exploratory drilling, evaluation, development and related costs incurred which were capitalized have future economic benefits and are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic and metallurgic information, resource estimates, scoping and prefeasibility studies and existing permits and mine plans.

(ii)	Functional Currency

The functional currency for each of Kimber’s subsidiaries is the currency of the primary economic environment in which the entity operates. Kimber has determined that the current functional currency of the consolidated entity is the Canadian dollar. Determination of functional currency may involve certain judgments to determine the primary economic environment and Kimber reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Segmented information	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segmented information
4.	Segmented information

At June 30, 2012 the Company has one reportable operating segment, being mineral exploration.

An operating segment is defined as a component of the Company:

  that engages in business activities from which it may earn revenues and incur expenses;

  whose operating results are reviewed regularly by the entity’s chief operating decision maker; and

  for which discrete financial information is available.

The Company operates in two geographical areas, being Canada, and Mexico. The following is an analysis of the Company’s assets by geographical area and reconciled to the Company’s consolidated financial statements:

	June 30,	June 30,	July 1,
	2012	2011	2010
	$	$	$
		(Note 15)	(Note 15)
Assets by geographic segment, at cost
Canada
Current assets	1,774,479	8,503,709	4,638,504
Equipment	69,185	49,782	61,346
	1,843,664	8,553,491	4,699,850

Mexico
Current assets	1,468,869	1,104,022	408,413
Equipment	529,169	499,302	436,614
Mineral interests	58,966,941	48,839,128	42,647,361
	60,964,979	50,442,452	43,492,388
	62,808,643	58,995,943	48,192,238

Trade and other receivables	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Trade and other receivables
5.	Trade and other receivables

Trade and other receivables are comprised primarily of IVA value added tax credits refundable from the Government of Mexico which is currently calculated as 16% of expenditures in Mexico. Though Kimber has been experiencing delays in obtaining IVA refunds, Kimber has been receiving IVA refunds on an ongoing basis and expects to continue to recover outstanding amounts. As at June 30, 2012, IVA of $Nil (June 30, 2011 - $180,910; July 1, 2010 - $19,656) has been outstanding for more than one year. Subsequent to June 30, 2012, the Company received $564,365 in IVA refunds.

At June 30, 2012, the Company recorded a provision of $122,942 (June 30, 2011 - $nil; July 1, 2010 -$nil) for trade and other receivables which have been outstanding for more than one year and for which there have been no receipts in the past year. This provision has been recognized as other expense during the year.

	June 30,	June 30,	July 1,
	2012	2011	2010
	$	$	$

IVA tax receivable	1,371,200	1,009,003	328,203
HST receivable	40,999	58,928	20,888
Other receivables	5,557	10,863	6,380
	1,417,756	1,078,794	355,471

Equipment	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Equipment
6.	Equipment

					Office
	Camp and	Camp	Computer	Computer	fixtures and
	equipment	vehicles	equipment	software	equipment	Total
	$	$	$	$	$	$
Cost

At July 1, 2010	511,382	222,726	181,117	70,178	79,241	1,064,644
Additions	67,232	72,719	14,394	2,653	495	157,493
Disposals	(12,632)	(89,753)	(15,906)	(468)	-	(118,759)
At June 30, 2011	565,982	205,692	179,605	72,363	79,736	1,103,378
Additions	89,487	13,738	38,654	22,919	1,501	166,299
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
At June 30, 2012	641,100	219,430	189,584	95,282	81,237	1,226,633

Amortization

At July 1, 2010	203,205	148,998	108,187	66,486	39,808	566,684
Amortization for the year	38,758	32,399	24,768	2,868	6,466	105,259
Disposals	(12,632)	(88,643)	(15,906)	(468)	-	(117,649)
At June 30, 2011	229,331	92,754	117,049	68,886	46,274	554,294
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
Amortization for the year	41,031	39,515	22,114	8,728	5,641	117,029
At June 30, 2012	255,993	132,269	110,488	77,614	51,915	628,279

Net book values

At July 1, 2010	308,177	73,728	72,930	3,692	39,433	497,960
At June 30, 2011	336,651	112,938	62,556	3,477	33,462	549,084
At June 30, 2012	385,107	87,161	79,096	17,668	29,322	598,354

Mineral interests	12 Months Ended
Jun. 30, 2012
Unproven Mineral Right Interests [Abstract]
Mineral interests
7.	Mineral interests

Kimber’s mineral interests relate to mineral rights for the Monterde property located in the State of Chihuahua, Mexico.

Kimber holds mineral rights to the Pericones and Setago properties in State of Estado de Mexico, Mexico and the State of Chihuahua, Mexico. All expenditures on these two properties have been previously written off or expensed previously.

During the year ended June 30, 2012 Kimber capitalized $10,127,813 of costs to mineral interests (June 30, 2011 - $6,191,767).

Monterde Property

The Monterde Property consists of the Monterde concessions, the contiguous El Coronel concessions and staked concessions. The entire Monterde Property comprises of 35 mineral concessions totalling 29,296 hectares in the Sierra Madre in the State of Chihuahua, Mexico.

Monterde concessions

Kimber owns a 100% interest in the Monterde concessions having acquired the concessions by payment of total consideration of $1,477,043 (US$1,129,900).

El Coronel concessions

Kimber owns a 100% interest in the El Coronel mineral concessions by having made total payments of $1,206,958 (US$1,000,000).

Staked concessions

Kimber has a 100% interest in concessions that were staked adjacent to the Monterde concessions and El Coronel concessions. There are no payment obligations for these staked concessions aside from semi-annual taxes.

Pericones and Setago Properties

The Pericones Property is located approximately 160 southwest of Mexico City and covers 11,890 hectares. The Setago Property lies approximately 24 kilometers to the west of Monterde and covers 10,069 hectares. Previous expenditures on both these properties have been expensed in previous periods.

		Expenditures		Expenditures
	June 30,	during the	June 30,	during the	July 1,
Mexico	2012	period	2011	period	2010
	$	$	$	$	$

Monterde Property
Acquisition	3,257,567	142,813	3,114,754	103,845	3,010,909

Exploration
Amortization	819,346	94,676	724,670	89,621	635,049
Assays	5,548,789	1,265,001	4,283,788	482,902	3,800,886
Drilling	19,853,580	4,680,555	15,173,025	2,042,686	13,130,339
Engineering	4,313,058	837,261	3,475,797	809,735	2,666,062
Environment study	1,695,906	271,534	1,424,372	93,805	1,330,567
Field, office	2,681,946	666,754	2,015,192	575,186	1,440,006
Geological, geophysical	9,052,537	906,324	8,146,213	998,730	7,147,483
Legal	948,727	94,610	854,117	98,939	755,178
Maps, reports, reproductions	1,334,237	105,462	1,228,775	96,523	1,132,252
Metallurgy	1,309,532	255,826	1,053,706	167,429	886,277
Road and drill site construction	2,284,613	99,023	2,185,590	142,763	2,042,827
Salaries and wages	1,057,538	142,607	914,931	93,388	821,543
Scoping study	25,482	-	25,482	-	25,482
Socioeconomic studies	65,301	-	65,301	-	65,301
Stakeholder costs	69,174	-	69,174	-	69,174
Supplies	2,699,234	403,335	2,295,899	287,170	2,008,729
Travel, accomodation	1,950,374	162,032	1,788,342	109,045	1,679,297
	55,709,374	9,985,000	45,724,374	6,087,922	39,636,452
Total mineral interests	58,966,941	10,127,813	48,839,128	6,191,767	42,647,361

Equity and share capital	12 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]
Equity and share capital
8.	Equity and share capital

(a)	Share capital

As at June 30, 2012, the Company had 82,459,937 (June 30, 2011 - 77,185,086; July 1, 2010 - 68,010,586) common shares issued and outstanding. The Company is authorized to issue an unlimited number of common shares at no par value.

(b)	Stock option plan

On December 12, 2007, the shareholders of Kimber approved the adoption of a new 2007 Stock Option Plan that allows for the grant of stock options up to 10% of the issued and outstanding common shares from time to time, less the number of stock options outstanding under Kimber’s former 2002 Stock Option Plan.

The exercise price is generally set at the closing price on the last trading date preceding the date of their grant and vests in accordance with the determination of the Board of Directors, generally one third on the date of grant and an additional third at the end of each nine month period thereafter.

The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

There were 1,790,000 options issued during the year ended June 30, 2012. The weighted average fair value of the options issued during the year ended June 30, 2012 was estimated at $0.54 per option (June 30, 2011 - $0.73) at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used for the calculation were:

	Year ended	Year ended
	June 30,	June 30,
	2012	2011

Risk free interest rate	1.09%	1.64%
Expected life	2.80 years	3 years
Expected volatility (i)	80%	80%
Expected dividend per share	$Nil	$Nil
Forfeiture rate	5%	5%

(i) Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

The total share-based compensation recognized for the year ended June 30, 2012 was $857,533 (2011 - $688,535) and has been allocated to salaries and benefits.

(c)	Outstanding stock options

The following is a summary of option transactions under the Company’s stock option plan:

	Year ended June 30,		Year ended June 30,
		2012		2011
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$

Balance, beginning of period	5,466,325	$1.14	4,705,715	$1.09
Options granted	1,790,000	$1.27	1,175,000	$1.38
Options exercised	(211,101)	$0.79	(79,500)	$0.72
Options forfeited	(73,649)	$1.30	(124,890)	$0.95
Options expired	(749,610)	$2.40	(210,000)	$1.61
Balance, end of period	6,221,965	$1.03	5,466,325	$1.14

The following table summarizes information about stock options outstanding and exercisable at June 30, 2012:

		Options outstanding		Options exercisable
		Weighted		Weighted
		average	Options	average
		remaining	outstanding	remaining
Exercise	Options	contractual	and	contractual
price	outstanding	life (years)	exercisable	life (years)
$

$0.85	25,000	0.22	25,000	0.22
$0.86	400,000	0.25	400,000	0.25
$0.78	400,000	0.42	400,000	0.42
$0.79	400,000	0.62	400,000	0.62
$0.65	1,121,215	1.58	1,121,215	1.58
$1.15	1,015,110	2.62	1,015,110	2.62
$1.38	1,050,140	3.61	735,140	3.61
$1.60	20,500	3.95	20,500	3.95
$1.27	75,000	4.37	25,000	4.37
$1.03	650,000	4.54	166,667	4.54
$1.19	1,065,000	4.62	300,000	4.62
	6,221,965	2.74	4,608,632	2.16

Weighted average exercise price	$1.03		$0.98

The weighted average share price at the date options were exercised during the year ended June 30, 2012 was $1.59. (June 30, 2011 - $1.32)

(d)	Warrants

The continuity of warrants for the years ended June 30, 2012 and 2011 is as follows:

		Weighted		Weighted
		average		average
	Warrants	exercise		remaining
	outstanding	price	Expiry date	life (years)
		$
Balance, July 1, 2010	2,000,000	1.80	September 24, 2010	0.24
Issued	4,542,500	1.80	December 23, 2012	1.48
Issued	544,050	1.40	December 23, 2012	1.48
Expired	(2,541)	1.80
Exercised	(10,000)	1.80
Balance, June 30, 2011	7,074,009	1.77		1.13
Expired	(1,997,459)	1.80
Exercised	(3,750)	1.80
Balance, June 30, 2012	5,072,800	1.76		0.48

On September 13, 2010, Kimber announced the extension of the expiry date of the warrants issued in connection with its private placement financing which closed on September 24, 2008. The expiry date of the warrants to purchase 1,997,459 common shares at a purchase price of $1.80 per share expiring on September 24, 2010 was extended to September 24, 2011. The value attributed to the warrant extension was not material. These warrants expired unexercised on September 24, 2011.

(e)	Private placements

(i)

On December 23, 2010, Kimber closed a $12,719,000 offering consisting of 9,085,000 units issued at a price of $1.40 per unit. Each unit consisted of one common share of Kimber and one-half of one common share purchase warrants. Each whole warrant entitles the holder to purchase one common share of Kimber for a period of two years following the closing at a price of $1.80. Kimber allocated $659,595 to warrant reserve for the relative value of the warrants which were issued as part of the offering. The value of the warrants was calculated using the Black- Scholes model with the following assumptions, risk free interest rate of 1.7% expected share price volatility of 35% expected life of warrant of 2 years, and a dividend yield of nil.

The underwriters received a cash commission of 6.5% of the gross proceeds raised through the offering, except with respect to the sale of 715,000 units to certain purchasers introduced by Kimber (“President’s List”) in which a cash commission of 4% was paid to the underwriters. The underwriters also received 544,050 warrants equal to 6.5% of the units issued through the offering, excluding the units deemed as part of the President’s List. Each underwriter warrant entitles the holder to purchase one common share of Kimber for a period of two years following the closing at a price of $1.40. Total share issue costs of $1,230,964 were incurred related to the offering, which includes the commissions of $801,710, the fair value of the underwriter warrants of $146,081, and other issue costs of $283,173.

The value of the underwriter warrants was calculated using the Black-Scholes model with the following assumptions, risk free interest rate of 1.70%, expected share price volatility of 35%, expected life of warrant of 2 years, and a dividend yield of nil. The issue costs, net of the underwriter warrants, totaling $1,084,883, were allocated $1,028,621 to share capital and $56,262 to warrant reserve respectively.

(ii)

On July 26, 2011, Kimber announced the closing of a bought deal private placement. Kimber issued 5,060,000 common shares at a price of $1.60 per share for gross proceeds of $8,096,000. The underwriters were paid a cash commission of 6.5% of the gross proceeds. Total share issue costs of $655,867 were incurred related to the private placement, which includes the commission of $526,240 and other share issue costs of $129,627.

Income taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income taxes
9.	Income taxes

(a)

Income tax expense reported differs from the amount computed by applying the combined Canadian federal and provincial income tax rates, applicable to the Company, to the loss before the tax provision due to the following:

	2012	2011
	$	$

Loss before tax	(3,566,641)	(2,967,411)
Statutory tax rate	25.75%	27.50%
Expected income tax recovery	(918,000)	(816,000)

Changes attributable to:
Non-deductible expenses	127,000	123,000
Difference in tax rates between Canada and foreign jurisdictions	(8,000)	167,000
Tax effect of tax losses and temporary differences not recognized	783,000	651,000
Effect of change in future tax rates and others	16,000	(125,000)
Income tax expense	-	-

(b)	The deductible temporary differences and unused tax losses of the Company are attributable to the following:

	2012	2011
	$	$

Non-capital losses	60,465,925	60,762,821
Share issue costs	1,418,660	1,289,061
Equipment	189,558	163,183
	62,074,143	62,215,065
Mineral interests	(50,343,573)	(41,671,524)
Unrecognized deductible temporary differences	11,730,570	20,543,541

Deferred tax assets are recognized to the extent that the realization of the related tax benefits through future taxable profit is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdiction in which the tax benefit arise. No deferred tax assets were recognized during the year ended June 30, 2012 and June 30, 2011.

(c)	Expiry dates of unused tax losses

At June 30, 2012, the Company has non-capital operating losses of approximately $17,895,000 (2011 - $15,288,000) for deduction against future taxable income in Canada. The operating losses expire as follows:

$

2014	1,132,000
2025	1,244,000
2026	1,805,000
2027	3,346,000
2028	2,202,000
2029	1,443,000
2030	1,676,000
2031	2,438,000
2032	2,609,000
17,895,000

At June 30, 2012, the Company has losses of approximately $42,617,000 (2011 -$41,829,000) for deduction against future taxable income in Mexico. These losses expire as follows:

$

2012	439,000
2013	1,146,000
2014	3,701,000
2015	5,517,000
2016	9,811,000
2017	4,461,000
2018	4,473,000
2019	2,275,000
2020	2,291,000
2021	7,878,000
2022	625,000
42,617,000

Tax losses in Mexico have been calculated according to tax laws which are substantively enacted as at June 30, 2012. The Company has not recognized losses where uncertainty exists with respect to the recognition of these losses.

Capital risk management	12 Months Ended
Jun. 30, 2012
Capital Management [Abstract]
Capital risk management
10.	Capital risk management

The capital structure of Kimber consists of equity attributable to common shareholders comprising share capital, share option reserve, warrant reserve and deficit. Total capital as at June 30, 2012 was $61,985,816 (June 30, 2011 - $57,080,927). Kimber has no externally imposed capital requirements.

Kimber’s objectives when managing capital are to maintain adequate capital resources to safeguard Kimber’s ability to continue as a going concern, to maintain adequate levels of funding to support the acquisition, exploration and development of mineral properties, to maintain and enhance investor, creditor and market confidence, to sustain future development of the business, and to provide returns to shareholders and benefits for other stakeholders.

Financial instruments	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Financial instruments
11.	Financial instruments

(a)	Categories of financial instruments

		June 30,	June 30,	July 1,
	Classification	2012	2011	2010
		$	$	$
Financial assets
Cash and cash equivalents	Loans and receivables	1,546,363	8,401,429	4,560,493
Trade and other receivables	Loans and receivables	1,417,756	1,078,794	355,471
Total financial assets		2,964,119	9,480,223	4,915,964

Financial liabilities
Trade and other payables	Other liabilities	822,827	1,915,016	541,627
Total financial liabilities		822,827	1,915,016	541,627

(b)	Fair value

The fair value of the Company’s financial instruments approximates their carrying value as at June 30, 2012 because of the demand nature or short-term maturity of these instruments.

(c)	Financial risk management objectives and policies

The Company’s financial instruments include cash and cash equivalents, trade and other receivables and trade and other payables. The risks associated with these financial instruments and the policies on how to mitigate these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

(i)	Currency risk

The operating results and financial position of Kimber are reported in Canadian dollars. Certain of Kimber’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of Kimber’s operations are subject to currency transaction and translation risk.

Kimber’s exploration and some administration costs are incurred in Mexico and are denominated in Mexican pesos or U.S. dollars. The fluctuation of the U.S. dollar and Mexican peso in relation to the Canadian dollar will consequently impact Kimber’s operating results and may affect the value of Kimber’s assets and the amount of the shareholders’ equity. Kimber does not currently hedge its exposure to foreign exchange movements.

A significant amount (2012 - 48%; 2011 - 88%) of Kimber’s monetary assets are held in Canadian dollars. A 5% change in the U.S. dollar and Mexican peso will affect Kimber as is indicated in the following table.

	Years ended June 30,
	2012	2011
	$	$
Change in loss
United States dollar	4,380	59,115
Mexican pesos	64,529	12,486

(ii)	Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s cash and cash equivalents and trade and other receivable. The maximum risk exposure is limited to their carrying amounts at the date of the statement of financial position. Cash and cash equivalents are held as cash deposits or invested in Treasury bills with various maturity dates. Kimber does not invest in asset-backed securities and does not expect any credit losses. Kimber periodically assesses the quality of its deposits.

Trade and other receivables consist primarily of paid value added tax recoverable (“IVA”) from the Mexican Government for Mexican expenditures. Kimber regularly reviews the collectability of its amounts receivable. Other than discussed in Note 5, there is no indication at this time that the IVA amounts will not be collected in full.

(iii)	Liquidity risk

Liquidity risk is the risk that Kimber may not be able to meet its financial obligations as they become due (Note 1). Kimber attempts to ensure that there is sufficient cash and cash equivalents to meet its business requirements on a timely basis. Kimber prepares regular budgets which are approved by the Board of Directors and also prepares cash flow forecasts on a regular basis.

The following table details Kimber’s expected remaining contractual maturities for its financial liabilities. The table is based on the undiscounted cash flows of financial liabilities based on the earliest date on which Kimber can be required to satisfy the liabilities.

	Less than
	1 month	1-3 months	Total
	$	$	$
At June 30, 2012
Trade and other payables	534,554	288,273	822,827
At June 30, 2011
Trade and other payables	1,631,757	283,259	1,915,016
At July 1, 2010
Trade and other payables	348,627	193,000	541,627

Supplemental cash flow information	12 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information
12.	Supplemental cash flow information

Non-cash financing and investing activities

In the years ended June 30, 2012 and 2011, the Company incurred the following non-cash investing and financing transactions.

	Year ended June 30,
	2012	2011
	$	$

Amortization capitalized to mineral interests	94,676	89,621
Transfer of share option reserve upon exercise of stock options	77,306	25,850
Transfer of warrants reserve upon exercise of warrants	558	1,488

Commitments for expenditures	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments for expenditures
13.	Commitments for expenditures

Operating lease

Kimber leases its premises in Vancouver under an operating lease which expires in the fiscal year ended June 30, 2013. At June 30, 2012, the Company is obligated to make $62,235 in basic rental payments under the lease for the year ended June 30, 2013. In addition Kimber has the obligation to pay its proportionate share of operating costs and taxes for the building.

Compensation of key management personnel	12 Months Ended
Jun. 30, 2012
Compensation and Employee Benefit Plans [Abstract]
Compensation of key management personnel
14.	Compensation of key management personnel

The remuneration of directors and other members of key management is as follows:

	2012	2011
	$	$

Management salaries and director's fees	928,000	625,000
Management bonus payments	170,000	86,000
Other management benefits	10,000	7,000
Share based compensation	738,000	541,000
	1,846,000	1,259,000

The remuneration of directors and key executives is recommended by the Compensation Committee and approved by the Board of Directors having regard to the performance of individuals and market trends.

First time adoption of IFRS	12 Months Ended
Jun. 30, 2012
Differences Between Canadian and United States Generally Accepted Accounting Principles (Gaap) [Abstract]
First time adoption of IFRS
15.	First time adoption of IFRS

The Company has adopted IFRS on July 1, 2011 with a transition date of July 1, 2010. These consolidated financial statements for the year ended June 30, 2012 are the Company’s first annual financial statements in accordance with IFRS 1. This note explains the adjustments made by the Company in converting its GAAP statement of financial position at July 1, 2010 and June 30, 2011. Under IFRS 1, First Time Adoption of International Financial Reporting Standards, IFRS are applied retrospectively at the transition date with all adjustments to assets and liabilities as stated under GAAP taken to accumulated deficit unless certain exemptions are applied. The Company elected to take the following IFRS 1 optional exemptions:

(a)	IFRS 3 (Revised) Business combinations has not been applied to acquisitions of subsidiaries or of interest in associates and joint ventures that occurred before July 1, 2010.

(b)	Share-based payment

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2 Share-based Payment to equity instruments that were granted on or before November 7, 2002, or equity instruments that were granted subsequent to November 7, 2002 and vested before the date of transition to IFRS. The Company has elected not to apply IFRS 2 to awards which had vested prior to the date of transition.

IFRS 1 also outlines specific guideline that a first-time adopter must adhere to under certain circumstances. The Company has applied the following guideline to its opening statement of financial position dated July 1, 2010:

(c)	Estimates

IFRS 1 requires that an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under the entity’s previous GAAP, unless there is objective evidence that those estimates were in error. The Company’s IFRS estimates as of July 1, 2010 are consistent with its Canadian GAAP estimates for the same date.

Below is the Company’s consolidated statement of financial position as at the transition date of July 1, 2010 under IFRS.

			Effect of
		Canadian	transition
	Note	GAAP	to IFRS	IFRS
		$	$	$
Assets
Current assets
Cash and cash equivalents		4,560,493	-	4,560,493
Trade and other receivables		355,471	-	355,471
Prepaid expenses		130,953	-	130,953
Total current assets		5,046,917	-	5,046,917

Equipment		497,960	-	497,960
Mineral interests		42,647,361	-	42,647,361
Total assets		48,192,238	-	48,192,238

Liabilities
Current liabilities
Trade and other payables		541,627	-	541,627
Total current liabilities		541,627	-	541,627

Equity
Share capital		63,556,255	-	63,556,255
Share option reserve	(i)	4,089,747	(459,674)	3,630,073
Warrant reserve	(ii)	-	523,106	523,106
Deficit	(i)	(19,995,391)	(63,432)	(20,058,823)
Total equity		47,650,611	-	47,650,611
Total liabilities and equity		48,192,238	-	48,192,238

IFRS employs a conceptual framework that is similar to Canadian GAAP. While the adoption of IFRS has not changed the actual cash flows of the Company, the adoption has resulted in changes to the reported financial position and results of operations of the Company. Presented below are reconciliations prepared by the Company to reconcile to IFRS the assets, liabilities, equity, net loss and cash flows of the Company from those reported under Canadian GAAP:

(a)	Total equity

The following is a reconciliation of the Company’s equity reported in accordance with Canadian GAAP to its equity under IFRS as at June 30, 2011:

						Total
			Share option	Warrant		shareholders'
	Note	Share capital	reserve	reserve	Deficit	equity
		$	$	$	$	$

As reported under Canadian GAAP		74,543,371	5,506,745	-	(22,969,189)	57,080,927
Share-based compensation	(i)	-	57,045	-	(57,045)	-
Reclassifications	(ii)	-	(1,271,032)	1,271,032	-	-
As reported under IFRS		74,543,371	4,292,758	1,271,032	(23,026,234)	57,080,927

(b)	Total comprehensive loss

		Year ended
		June 30,
	Note	2011
		$

Net loss and total comprehensive loss for the period under Canadian GAAP		2,973,798
Adjustments for differing accounting treatments:
Share-based compensation	(i)	(6,387)

Total loss and comprehensive loss for the period under IFRS		2,967,411

(c)	Cash flows

The adoption of IFRS has had no impact on the net cash flows of the Company. The changes made to the statements of financial position and statements of net loss and comprehensive loss have resulted in reclassifications of various amounts on the statements of cash flows, however as there have been no changes to the net cash flows, no reconciliations have been presented. Under IFRS, the Company is presenting cash interest received as an investing activity and cash interest paid as a financing activity, whereas these were included as an operating activity under Canadian GAAP.

Notes to the IFRS reconciliation above:

(i)	Share-based compensation

IFRS requires each tranche of a share-based award with different vesting dates to be considered a separate grant for purpose of fair value calculation, and the resulting fair value is amortized over the vesting period of the respective tranches. Furthermore, forfeiture estimates are recognized on the grant date and revised for actual forfeitures in subsequent periods.

Under Canadian GAAP, the fair value of share-based awards with graded vesting was calculated as one single grant and the resulting fair value was recognized on a straight-line basis over the longest vesting period. Forfeitures of awards were only recognized in the period the forfeiture occurred.

As a result, share-based compensation at July 1, 2010 was increased by $63,432, with the respective adjustments in share option reserve and deficit as at July 1, 2010.

During the year ended June 30, 2011, share-based compensation was decreased by $6,387, with the respective adjustments in share option reserve and salaries and benefits expense.

(ii)	Reclassifications

Upon transition to IFRS, the Company has reclassified amounts relating to the fair value allocated to warrants previously included in contributed surplus to a separate warrant reserve.

Subsequent event	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent event
16.	Subsequent event

On July 18, 2012 Kimber announced that it had entered into a $5 million bridge loan credit facility with Sprott Resource Lending Partnership (“SRLP”). The facility was at an interest rate of 12 percent per annum, payable monthly. The facility was made available through a $3 million drawdown on the closing date and a $2 million drawdown which can be made within 120 days thereafter. The term of the facility is one year, which may be extended for an additional six months, subject to the facility being on good standing, and on payment of an extension fee in the amount of 3% of the amount drawn down. SRLP was paid a structuring fee in the amount of $50,000. In consideration of the drawdown Kimber was obligated to make a share bonus payment of $180,000 being 6% of the advance. On September 10, 2012 285,689 shares were issued to SRLP and its nominees in respect of the share bonus payment.

Approval of the financial statements	12 Months Ended
Jun. 30, 2012
Approval Of Financial Statements [Abstract]
Approval of the financial statements
17.	Approval of the financial statements

The consolidated financial statements of Kimber Resources Inc. for the year ended June 30, 2012 were approved and authorized for issue by the Board of Directors on September 18, 2012.

Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of consolidation
(a)	Basis of consolidation

These consolidated financial statements include the financial statements of the Company and its controlled subsidiaries. Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The results of subsidiaries acquired or disposed of during the period are included in the consolidated statement of net loss and comprehensive loss from the effective date of control or up to the effective date of loss of control, as appropriate.

All intercompany transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling interests’ share of changes in equity since the date of the combination. Losses applicable to the non-controlling interests in excess of their interest in the subsidiary’s equity are allocated against the interests of the Company except to the extent that the non-controlling interests have a binding obligation and are able to make an additional investment to cover the losses.

Interest income
(b)	Interest income

Interest income from financial assets is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount.

Foreign currencies
(c)	Foreign currencies

The Company’s reporting currency and the functional currency of all of its operations is the Canadian dollar as this is the principal currency of the economic environment in which the Company operates and is the principal currency in which the funds from financing activities are generated.

Transactions in foreign currencies are initially recorded at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rate of exchange ruling at the date of the statement of financial position.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Equipment
(d)	Equipment

Equipment is stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at rates calculated to write off the cost of equipment, less their estimated residual value, using the declining balance method at the following annual rates:

Camp and equipment	10%
Camp vehicles	25%
Computer equipment	30%
Computer software	100%
Office fixtures and equipment	20%

An item of equipment is derecognized upon disposal, when held for sale or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statement of net loss and comprehensive loss.

The Company conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for equipment and any changes arising from the assessment are applied by the Company prospectively.

Mineral interests
(e)	Mineral interests

All acquisition costs, exploration and direct field costs are capitalized until the rights to which they relate are placed into production, at which time these deferred costs will be amortized over the estimated useful life of the rights upon commissioning the property, or written-off if the rights are disposed of, impaired or abandoned.

Management reviews the carrying amounts of mineral interests on a periodic basis and will recognize impairment based upon current exploration results and upon assessment of the probability of profitable exploitation of the rights. Management’s assessment of the mineral interests’ fair value is also based upon a review of other mineral interest transactions that have occurred in the same geographic area as that of the rights under review. Administration costs and other exploration costs that do not relate to a specific mineral interest are expensed as incurred.

Costs include the cash consideration and the fair value of shares issued on the acquisition of mineral rights. Mineral interests acquired under option or joint venture agreements, whereby payments are made at the sole discretion of Kimber, are recorded in the accounts when the payments are made. Proceeds from property option payments received by Kimber are netted against the deferred costs of the related mineral interests, with any excess being included in operations. No option payments were received during the years ended June 30, 2012 and 2011.

Share-based compensation
(f)	Share-based compensation

Employees (including directors and senior executives) of the Company receive a portion of their remuneration in the form of equity awards, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified or the fair values not readily determinable, they are measured at fair value of the share-based compensation.

The costs of equity-settled transactions with employees are measured by reference to the fair value at the date on which they are granted.

The costs of equity-settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). The cumulative expense is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in share option reserve.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

The dilutive effect of outstanding options is reflected as additional dilution in the computation of earnings per share.

Borrowing costs
(g)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset until the asset is substantially ready for its intended use. Other borrowing costs are expensed in the period incurred.

Taxation

(h)	Taxation

Income tax expense represents the sum of tax currently payable and deferred tax. If the current and deferred tax relates to items recognized directly in equity or in other comprehensive income, the related taxes are recognized in equity or other comprehensive income.

Current income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are substantively enacted by the date of the statement of financial position.

Deferred income taxes

Deferred income tax is provided using the liability method on temporary differences at the date of the statement of financial position between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

  where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

  in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

  where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

  in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at each date of the statement of financial position and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each date of the statement of financial position and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the date of the statement of financial position.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Loss per share

(i)	Loss per share

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding stock options and share purchase warrants, in the weighted average number of common shares outstanding during the year, if dilutive. The calculation assumes that proceeds upon the exercise of the options and warrants are used to purchase common shares at the average market price during the period. During the years ended June 30, 2012 and 2011, all the outstanding stock options and warrants were anti-dilutive.

Valuation of warrants
(j)	Valuation of warrants

Kimber allocates a value, based on relative fair value, to warrants issued as part of equity financing. Warrants issued in conjunction with equity or debt instruments are valued on relative fair value basis using the Black-Scholes option pricing model.

Financial assets
(k)	Financial assets

All financial assets are initially recorded at fair value and designated upon inception into one of the following four categories: held to maturity, available for sale, loans and receivables or at fair value through profit or loss (“FVTPL”).

Financial assets classified as FVTPL are measured at fair value with unrealized gains and losses recognized through profit and loss.

Financial assets classified as loans and receivables and held to maturity are measured at amortized cost using the effective interest method less any allowance for impairment. The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period.

Financial assets classified as available for sale are measured at fair value with unrealized gains and losses recognized in other comprehensive income (loss) except for losses in value that are considered other than temporary or a significant or prolonged decline in the fair value of that investment below its cost.

Transaction costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial assets are included in the initial carrying amount of the asset.

Financial liabilities
(l)	Financial liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or other financial liabilities.

Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as FVTPL. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Transaction costs on financial liabilities classified as FVTPL are expensed as incurred.

At the end of each reporting period subsequent to initial recognition, financial liabilities at FVTPL are measured at fair value, with changes in fair value recognized directly in profit or loss in the period in which they arise. The net gain or loss recognized in profit or loss excludes any interest paid on the financial liabilities.

Impairment of financial assets
(m)	Impairment of financial assets

The Company assesses at each date of the statement of financial position whether a financial asset is impaired.

Assets carried at amortized cost

If there is objective evidence that an impairment loss on assets carried at amortized cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is then reduced by the amount of the impairment. The amount of the loss is recognized in income or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed to the extent that the carrying value of the asset does not exceed what the amortized cost would have been had the impairment not been recognized. Any subsequent reversal of an impairment loss is recognized in income or loss.

In relation to trade receivables, a provision for impairment is made and an impairment loss is recognized in income and loss when there is objective evidence (such as the probability of insolvency or significant financial difficulties of the debtor) that the Company will not be able to collect all of the amounts due under the original terms of the invoice. The carrying amount of the receivable is reduced through use of an allowance account. Impaired debts are written off against the allowance account when they are assessed as uncollectible.

Available for sale

If an available for sale asset is impaired, an amount comprising the difference between its cost and its current fair value, less any impairment loss previously recognized in income or loss, is transferred from other comprehensive income to income or loss. Reversals in respect of equity instruments classified as available for sale are not recognized in income or loss.

Impairment of non-financial assets
(n)	Impairment of non-financial assets

At each date of the statement of financial position, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the assets belong.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of comprehensive income, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.

Cash and cash equivalents
(o)	Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, and Canadian and U.S. Government Treasury bills with an original maturity of three months or less, which are readily convertible into a known amount of cash.

Provisions
(p)	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. Any increase in a provision due solely to passage of time is recognized as interest expense.

Related party transactions
(q)	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence, related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Significant accounting judgments and estimates
(r)	Significant accounting judgments and estimates

The preparation of these financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

The most significant estimates relate to amortization of equipment, recoverability of trade and other receivables, valuation of deferred income tax amounts, impairment of mineral interests and the calculation of share-based compensation.

The most significant judgments relate to recoverability of capitalized amounts, recognition of deferred tax assets and liabilities, the determination of functional currency, the determination of the economic viability of a project and the preparation of consolidated financial statements on a going concern basis.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in material adjustments are as follows:

(i)	Impairment of mineral interests

Management considers both external and internal sources of information in assessing whether there are any indications that Kimber’s mineral interests are impaired. External sources of information management considers include changes in the market, economic and legal environment in which Kimber operates that are not within its control and affect the recoverable amount of its mineral interests. Internal sources of information management consider includes indications of economic performance of the asset, the Company’s future plans related to the property, and the Company’s ability to meet further commitments required to continue work on the property.

(ii)	Amortization rate and residual values for equipment

Amortization expenses are allocated based on assumed asset lives. Should the asset’s residual value, asset life or amortization rates differ from the initial estimate an adjustment would be made in the consolidated statement of net loss and comprehensive loss.

(iii)	Valuation of share-based compensation

Kimber uses the Black-Scholes Option Pricing Model for valuation of share-based compensation. Option pricing models require the input of subjective assumptions included expected price volatility, interest rate and forfeiture rate. Changes in input assumptions can materially affect the fair value estimate and comprehensive loss and equity reserves.

Critical judgments exercised in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

(i)	Economic recoverability and probability of future economic benefits of capitalized mineral interests.

Management has determined that exploratory drilling, evaluation, development and related costs incurred which were capitalized have future economic benefits and are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic and metallurgic information, resource estimates, scoping and prefeasibility studies and existing permits and mine plans.

(ii)	Functional Currency

The functional currency for each of Kimber’s subsidiaries is the currency of the primary economic environment in which the entity operates. Kimber has determined that the current functional currency of the consolidated entity is the Canadian dollar. Determination of functional currency may involve certain judgments to determine the primary economic environment and Kimber reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of property plant and equipment annual rates

Camp and equipment	10%
Camp vehicles	25%
Computer equipment	30%
Computer software	100%
Office fixtures and equipment	20%

Segmented information (Tables)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of Reported Segment

	June 30,	June 30,	July 1,
	2012	2011	2010
	$	$	$
		(Note 15)	(Note 15)
Assets by geographic segment, at cost
Canada
Current assets	1,774,479	8,503,709	4,638,504
Equipment	69,185	49,782	61,346
	1,843,664	8,553,491	4,699,850

Mexico
Current assets	1,468,869	1,104,022	408,413
Equipment	529,169	499,302	436,614
Mineral interests	58,966,941	48,839,128	42,647,361
	60,964,979	50,442,452	43,492,388
	62,808,643	58,995,943	48,192,238

Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of trade and other receivables

	June 30,	June 30,	July 1,
	2012	2011	2010
	$	$	$

IVA tax receivable	1,371,200	1,009,003	328,203
HST receivable	40,999	58,928	20,888
Other receivables	5,557	10,863	6,380
	1,417,756	1,078,794	355,471

Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

					Office
	Camp and	Camp	Computer	Computer	fixtures and
	equipment	vehicles	equipment	software	equipment	Total
	$	$	$	$	$	$
Cost

At July 1, 2010	511,382	222,726	181,117	70,178	79,241	1,064,644
Additions	67,232	72,719	14,394	2,653	495	157,493
Disposals	(12,632)	(89,753)	(15,906)	(468)	-	(118,759)
At June 30, 2011	565,982	205,692	179,605	72,363	79,736	1,103,378
Additions	89,487	13,738	38,654	22,919	1,501	166,299
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
At June 30, 2012	641,100	219,430	189,584	95,282	81,237	1,226,633

Amortization

At July 1, 2010	203,205	148,998	108,187	66,486	39,808	566,684
Amortization for the year	38,758	32,399	24,768	2,868	6,466	105,259
Disposals	(12,632)	(88,643)	(15,906)	(468)	-	(117,649)
At June 30, 2011	229,331	92,754	117,049	68,886	46,274	554,294
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
Amortization for the year	41,031	39,515	22,114	8,728	5,641	117,029
At June 30, 2012	255,993	132,269	110,488	77,614	51,915	628,279

Net book values

At July 1, 2010	308,177	73,728	72,930	3,692	39,433	497,960
At June 30, 2011	336,651	112,938	62,556	3,477	33,462	549,084
At June 30, 2012	385,107	87,161	79,096	17,668	29,322	598,354

Mineral interests (Tables)	12 Months Ended
Jun. 30, 2012
Unproven Mineral Right Interests [Abstract]
Schedule of mineral interests and capitalized expenditures cost

		Expenditures		Expenditures
	June 30,	during the	June 30,	during the	July 1,
Mexico	2012	period	2011	period	2010
	$	$	$	$	$

Monterde Property
Acquisition	3,257,567	142,813	3,114,754	103,845	3,010,909

Exploration
Amortization	819,346	94,676	724,670	89,621	635,049
Assays	5,548,789	1,265,001	4,283,788	482,902	3,800,886
Drilling	19,853,580	4,680,555	15,173,025	2,042,686	13,130,339
Engineering	4,313,058	837,261	3,475,797	809,735	2,666,062
Environment study	1,695,906	271,534	1,424,372	93,805	1,330,567
Field, office	2,681,946	666,754	2,015,192	575,186	1,440,006
Geological, geophysical	9,052,537	906,324	8,146,213	998,730	7,147,483
Legal	948,727	94,610	854,117	98,939	755,178
Maps, reports, reproductions	1,334,237	105,462	1,228,775	96,523	1,132,252
Metallurgy	1,309,532	255,826	1,053,706	167,429	886,277
Road and drill site construction	2,284,613	99,023	2,185,590	142,763	2,042,827
Salaries and wages	1,057,538	142,607	914,931	93,388	821,543
Scoping study	25,482	-	25,482	-	25,482
Socioeconomic studies	65,301	-	65,301	-	65,301
Stakeholder costs	69,174	-	69,174	-	69,174
Supplies	2,699,234	403,335	2,295,899	287,170	2,008,729
Travel, accomodation	1,950,374	162,032	1,788,342	109,045	1,679,297
	55,709,374	9,985,000	45,724,374	6,087,922	39,636,452
Total mineral interests	58,966,941	10,127,813	48,839,128	6,191,767	42,647,361

Equity and share capital (Tables)	12 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]
Schedule of weighted average assumptions used for Stock option plan

	Year ended	Year ended
	June 30,	June 30,
	2012	2011

Risk free interest rate	1.09%	1.64%
Expected life	2.80 years	3 years
Expected volatility (i)	80%	80%
Expected dividend per share	$Nil	$Nil
Forfeiture rate	5%	5%

(i) Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

Schedule of option transactions under stock option plan

	Year ended June 30,		Year ended June 30,
		2012		2011
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$

Balance, beginning of period	5,466,325	$1.14	4,705,715	$1.09
Options granted	1,790,000	$1.27	1,175,000	$1.38
Options exercised	(211,101)	$0.79	(79,500)	$0.72
Options forfeited	(73,649)	$1.30	(124,890)	$0.95
Options expired	(749,610)	$2.40	(210,000)	$1.61
Balance, end of period	6,221,965	$1.03	5,466,325	$1.14

Schedule of information stock options outstanding and exercisable

		Options outstanding		Options exercisable
		Weighted		Weighted
		average	Options	average
		remaining	outstanding	remaining
Exercise	Options	contractual	and	contractual
price	outstanding	life (years)	exercisable	life (years)
$

$0.85	25,000	0.22	25,000	0.22
$0.86	400,000	0.25	400,000	0.25
$0.78	400,000	0.42	400,000	0.42
$0.79	400,000	0.62	400,000	0.62
$0.65	1,121,215	1.58	1,121,215	1.58
$1.15	1,015,110	2.62	1,015,110	2.62
$1.38	1,050,140	3.61	735,140	3.61
$1.60	20,500	3.95	20,500	3.95
$1.27	75,000	4.37	25,000	4.37
$1.03	650,000	4.54	166,667	4.54
$1.19	1,065,000	4.62	300,000	4.62
	6,221,965	2.74	4,608,632	2.16

Weighted average exercise price	$1.03		$0.98

Schedule of continuity of warrants

		Weighted		Weighted
		average		average
	Warrants	exercise		remaining
	outstanding	price	Expiry date	life (years)
		$
Balance, July 1, 2010	2,000,000	1.80	September 24, 2010	0.24
Issued	4,542,500	1.80	December 23, 2012	1.48
Issued	544,050	1.40	December 23, 2012	1.48
Expired	(2,541)	1.80
Exercised	(10,000)	1.80
Balance, June 30, 2011	7,074,009	1.77		1.13
Expired	(1,997,459)	1.80
Exercised	(3,750)	1.80
Balance, June 30, 2012	5,072,800	1.76		0.48

Income taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Income tax expense reported

	2012	2011
	$	$

Loss before tax	(3,566,641)	(2,967,411)
Statutory tax rate	25.75%	27.50%
Expected income tax recovery	(918,000)	(816,000)

Changes attributable to:
Non-deductible expenses	127,000	123,000
Difference in tax rates between Canada and foreign jurisdictions	(8,000)	167,000
Tax effect of tax losses and temporary differences not recognized	783,000	651,000
Effect of change in future tax rates and others	16,000	(125,000)
Income tax expense	-	-

Schedule of deductible temporary differences and unused tax losses

	2012	2011
	$	$

Non-capital losses	60,465,925	60,762,821
Share issue costs	1,418,660	1,289,061
Equipment	189,558	163,183
	62,074,143	62,215,065
Mineral interests	(50,343,573)	(41,671,524)
Unrecognized deductible temporary differences	11,730,570	20,543,541

Schedule of expiry dates of operating losses

$

2014	1,132,000
2025	1,244,000
2026	1,805,000
2027	3,346,000
2028	2,202,000
2029	1,443,000
2030	1,676,000
2031	2,438,000
2032	2,609,000
17,895,000

Schedule of expiry dates of unused tax losses
$

2012	439,000
2013	1,146,000
2014	3,701,000
2015	5,517,000
2016	9,811,000
2017	4,461,000
2018	4,473,000
2019	2,275,000
2020	2,291,000
2021	7,878,000
2022	625,000
42,617,000

Financial instruments (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Schedule of categories of financial instruments
		June 30,	June 30,	July 1,
	Classification	2012	2011	2010
		$	$	$
Financial assets
Cash and cash equivalents	Loans and receivables	1,546,363	8,401,429	4,560,493
Trade and other receivables	Loans and receivables	1,417,756	1,078,794	355,471
Total financial assets		2,964,119	9,480,223	4,915,964

Financial liabilities
Trade and other payables	Other liabilities	822,827	1,915,016	541,627
Total financial liabilities		822,827	1,915,016	541,627

Schedule of currency risk

	Years ended June 30,
	2012	2011
	$	$
Change in loss
United States dollar	4,380	59,115
Mexican pesos	64,529	12,486

Schedule of liquidity risk
	Less than
	1 month	1-3 months	Total
	$	$	$
At June 30, 2012
Trade and other payables	534,554	288,273	822,827
At June 30, 2011
Trade and other payables	1,631,757	283,259	1,915,016
At July 1, 2010
Trade and other payables	348,627	193,000	541,627

Supplemental cash flow information (Tables)	12 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of non-cash investing and financing transactions
	Year ended June 30,
	2012	2011
	$	$

Amortization capitalized to mineral interests	94,676	89,621
Transfer of share option reserve upon exercise of stock options	77,306	25,850
Transfer of warrants reserve upon exercise of warrants	558	1,488

Compensation of key management personnel (Tables)	12 Months Ended
Jun. 30, 2012
Compensation and Employee Benefit Plans [Abstract]
Schedule of remuneration of directors and other members of key management

	2012	2011
	$	$

Management salaries and director's fees	928,000	625,000
Management bonus payments	170,000	86,000
Other management benefits	10,000	7,000
Share based compensation	738,000	541,000
	1,846,000	1,259,000

First time adoption of IFRS (Tables)	12 Months Ended
Jun. 30, 2012
Differences Between Canadian and United States Generally Accepted Accounting Principles (Gaap) [Abstract]
Schedule of financial position under IFRS
			Effect of
		Canadian	transition
	Note	GAAP	to IFRS	IFRS
		$	$	$
Assets
Current assets
Cash and cash equivalents		4,560,493	-	4,560,493
Trade and other receivables		355,471	-	355,471
Prepaid expenses		130,953	-	130,953
Total current assets		5,046,917	-	5,046,917

Equipment		497,960	-	497,960
Mineral interests		42,647,361	-	42,647,361
Total assets		48,192,238	-	48,192,238

Liabilities
Current liabilities
Trade and other payables		541,627	-	541,627
Total current liabilities		541,627	-	541,627

Equity
Share capital		63,556,255	-	63,556,255
Share option reserve	(i)	4,089,747	(459,674)	3,630,073
Warrant reserve	(ii)	-	523,106	523,106
Deficit	(i)	(19,995,391)	(63,432)	(20,058,823)
Total equity		47,650,611	-	47,650,611
Total liabilities and equity		48,192,238	-	48,192,238

Schedule total equity on first time adoption of Ifrs
						Total
			Share option	Warrant		shareholders'
	Note	Share capital	reserve	reserve	Deficit	equity
		$	$	$	$	$

As reported under Canadian GAAP		74,543,371	5,506,745	-	(22,969,189)	57,080,927
Share-based compensation	(i)	-	57,045	-	(57,045)	-
Reclassifications	(ii)	-	(1,271,032)	1,271,032	-	-
As reported under IFRS		74,543,371	4,292,758	1,271,032	(23,026,234)	57,080,927

Schedule total comprehensive loss on first time adoption of Ifrs
		Year ended
		June 30,
	Note	2011
		$

Net loss and total comprehensive loss for the period under Canadian GAAP		2,973,798
Adjustments for differing accounting treatments:
Share-based compensation	(i)	(6,387)

Total loss and comprehensive loss for the period under IFRS		2,967,411

Description of business and going concern (Details Textuals) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Nature Of Operations and Going Concern [Abstract]
Accumulated deficit	26,592,875	23,026,234	20,058,823
Net loss	(3,566,641)	(2,967,411)

Summary of significant accounting policies (Details)	12 Months Ended
Jun. 30, 2012
Camp and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	10.00%
Camp vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	25.00%
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	30.00%
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	100.00%
Office fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	20.00%

Segmented information (Details) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Current assets	3,243,348	9,607,731	5,046,917
Equipment	598,354	549,084	497,960
Assets, Total	62,808,643	58,995,943	48,192,238
Operating segments | Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Current assets	1,774,479	8,503,709	4,638,504
Equipment	69,185	49,782	61,346
Assets, Total	1,843,664	8,553,491	4,699,850
Operating segments | Mexico
Segment Reporting, Asset Reconciling Item [Line Items]
Current assets	1,468,869	1,104,022	408,413
Equipment	529,169	499,302	436,614
Mineral interests	58,966,941	48,839,128	42,647,361
Assets, Total	60,964,979	50,442,452	43,492,388

Segmented information (Details Textuals)	12 Months Ended
Jun. 30, 2012 Segment
Segment Reporting [Abstract]
Number of Operating Segments	1

Trade and other receivables (Details) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Receivables [Abstract]
IVA tax receivable	1,371,200	1,009,003	328,203
HST receivable	40,999	58,928	20,888
Other receivables	5,557	10,863	6,380
Trade and other receivables	1,417,756	1,078,794	355,471

Trade and other receivables (Details Textuals) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
IVA tax receivable		180,910	19,656
IVA Tax Refunds	564,365
Provision of trade and other receivables	122,942
Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of IVA tax credits refundable calculated on total expenditure	16.00%

Equipment (Details) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Movement in Property, Plant and Equipment [Roll Forward]
Cost	1,103,378	1,064,644
Additions	166,299	157,493
Disposals	(43,044)	(118,759)
Cost	1,226,633	1,103,378
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	554,294	566,684
Amortization for the year	(43,044)	105,259
Disposals	117,029	(117,649)
Amortization	628,279	554,294
Net book value	598,354	549,084	497,960
Camp and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost	565,982	511,382
Additions	89,487	67,232
Disposals	(14,369)	(12,632)
Cost	641,100	565,982
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	229,331	203,205
Amortization for the year	41,031	38,758
Disposals	(14,369)	(12,632)
Amortization	255,993	229,331
Net book value	385,107	336,651	308,177
Camp vehicles
Movement in Property, Plant and Equipment [Roll Forward]
Cost	205,692	222,726
Additions	13,738	72,719
Disposals		(89,753)
Cost	219,430	205,692
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	92,754	148,998
Amortization for the year	39,515	32,399
Disposals		(88,643)
Amortization	132,269	92,754
Net book value	87,161	112,938	73,728
Computer equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost	179,605	181,117
Additions	38,654	14,394
Disposals	(28,675)	(15,906)
Cost	189,584	179,605
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	117,049	108,187
Amortization for the year	(28,675)	24,768
Disposals	22,114	(15,906)
Amortization	110,488	117,049
Net book value	79,096	62,556	72,930
Computer software
Movement in Property, Plant and Equipment [Roll Forward]
Cost	72,363	70,178
Additions	22,919	2,653
Disposals		(468)
Cost	95,282	72,363
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	68,886	66,486
Amortization for the year	8,728	2,868
Disposals		468
Amortization	77,614	68,886
Net book value	17,668	3,477	3,692
Office fixtures and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost	79,736	79,241
Additions	1,501	495
Disposals
Cost	81,237	79,736
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	46,274	39,808
Amortization for the year	5,641	6,466
Disposals
Amortization	51,915	46,274
Net book value	29,322	33,462	39,433

Mineral interests (Details) (Mexico, Monterde Property, CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Unproven Mineral Right Interests [Line Items]
Acquisition	3,257,567	3,114,754	3,010,909
Acquisition expenditures during the period	142,813	103,845
Unproven Mineral Right Interests, Capitalized Cost	55,709,374	45,724,374	39,636,452
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	9,985,000	6,087,922
Mineral Rights	58,966,941	48,839,128	42,647,361
Capitalized Costs Unproved Mineral Right Interests Properties	10,127,813	6,191,767
Amortization
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	819,346	724,670	635,049
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	94,676	89,621
Assays
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	5,548,789	4,283,788	3,800,886
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	1,265,001	482,902
Drilling
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	19,853,580	15,173,025	13,130,339
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	4,680,555	2,042,686
Engineering
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	4,313,058	3,475,797	2,666,062
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	837,261	809,735
Environment Study
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,695,906	1,424,372	1,330,567
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	271,534	93,805
Field, office
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	2,681,946	2,015,192	1,440,006
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	666,754	575,186
Geological, geophysical
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	9,052,537	8,146,213	7,147,483
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	906,324	998,730
Legal
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	948,727	854,117	755,178
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	94,610	98,939
Maps, reports, reproductions
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,334,237	1,228,775	1,132,252
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	105,462	96,523
Metallurgy
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,309,532	1,053,706	886,277
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	255,826	167,429
Road and drill site construction
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	2,284,613	2,185,590	2,042,827
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	99,023	142,763
Salaries and wages
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,057,538	914,931	821,543
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	142,607	93,388
Scoping study
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	25,482	25,482	25,482
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period
Socioeconomic studies
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	65,301	65,301	65,301
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period
Stakeholder costs
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	69,174	69,174	69,174
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period
Supplies
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	2,699,234	2,295,899	2,008,729
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	403,335	287,170
Travel, accomodation
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,950,374	1,788,342	1,679,297
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	162,032	109,045

Mineral interests (Details Textuals)	12 Months Ended								11 Months Ended	12 Months Ended
	Jun. 30, 2012 CAD Properties	Jun. 30, 2011 CAD	Jun. 30, 2012 Monterde Property Chihuahua NumberOfConcession ha	Jun. 30, 2012 Monterde concessions USD ($)	Jun. 30, 2012 Monterde concessions CAD	Jun. 30, 2012 El Coronel concessions USD ($)	Jun. 30, 2012 El Coronel concessions CAD	Jun. 30, 2012 Staked concessions	Jun. 30, 2012 Setago Property km ha	Jun. 30, 2012 Pericones Property km ha
Unproven Mineral Right Interests [Line Items]
Number Of Mineral Concession	2		35
Total area (in hectares)			29,296						10,069	11,890
Ownership interest own				100.00%	100.00%	100.00%	100.00%	100.00%
Payments to acquire mineral rights	11,787,747	5,487,362		$ 1,129,900	1,477,043	$ 1,000,000	1,206,958
Location of exploration concession (in kms)									24	160

Equity and share capital (Details) (Stock Options, Stock Option 2007 Plan)	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
Stock Options | Stock Option 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.09%		1.64%
Expected lives	2 years 9 months 18 days		3 years
Expected volatility	80.00%	[1]	80.00%	[1]
Expected dividend per share
Forfeiture rate	5.00%		5.00%

[1]	Expected volatility has been based on historical volatility of the Company's publicly traded shares.

Equity and share capital (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, end of year	1,790,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price balance, end of year	$ 1.03
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, beginning of period	5,466,325	4,705,715
Options granted	1,790,000	1,175,000
Options exercised	(211,101)	(79,500)
Options forfeited	(73,649)	(124,890)
Options expired	(749,610)	(210,000)
Balance, end of year	6,221,965	5,466,325
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price balance, beginning of period	$ 1.14	$ 1.09
Weighted average exercise price, Options granted	$ 1.27	$ 1.38
Weighted average exercise price, Options exercised	$ 0.79	$ 0.72
Weighted average exercise price, Options forfeited	$ 1.3	$ 0.95
Weighted average exercise price, Options expired	$ 2.4	$ 1.61
Weighted average exercise price balance, end of year	$ 1.03	$ 1.14

Equity and share capital (Details 2) (USD $)	12 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Stock Options	Jun. 30, 2011 Stock Options	Jul. 01, 2010 Stock Options	Jun. 30, 2012 Stock Options Exercise price $ 0.85	Jun. 30, 2012 Stock Options Exercise price $ 0.86	Jun. 30, 2012 Stock Options Exercise price $ 0.78	Jun. 30, 2012 Stock Options Exercise price $ 0.79	Jun. 30, 2012 Stock Options Exercise price $ 0.65	Jun. 30, 2012 Stock Options Exercise price $ 1.15	Jun. 30, 2012 Stock Options Exercise price $ 1.38	Jun. 30, 2012 Stock Options Exercise price $ 1.60	Jun. 30, 2012 Stock Options Exercise price $ 1.27	Jun. 30, 2012 Stock Options Exercise price $ 1.03	Jun. 30, 2012 Stock Options Exercise price $ 1.19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,790,000	6,221,965	5,466,325	4,705,715	25,000	400,000	400,000	400,000	1,121,215	1,015,110	1,050,140	20,500	75,000	650,000	1,065,000
Options outstanding, Weighted average remaining life (years)	2 years 8 months 26 days				2 months 19 days	3 months	5 months 1 day	7 months 13 days	1 year 6 months 29 days	2 years 7 months 13 days	3 years 7 months 10 days	3 years 11 months 12 days	4 years 4 months 13 days	4 years 6 months 14 days	4 years 7 months 13 days
Options exercisable, Weighted average remaining life (years)	2 years 1 month 28 days				2 months 19 days	3 months	5 months 1 day	7 months 13 days	1 year 6 months 29 days	2 years 7 months 13 days	3 years 7 months 10 days	3 years 11 months 12 days	4 years 4 months 13 days	4 years 6 months 14 days	4 years 7 months 13 days
Options outstanding and exercisable	4,608,632				25,000	400,000	400,000	400,000	1,121,215	1,015,110	735,140	20,500	25,000	166,667	300,000
Stock options exercisable, Weighted average exercise price	$ 0.98
Stock options outstanding, Weighted Average Exercise Price	$ 1.03	$ 1.03	$ 1.14	$ 1.09
Options outstanding and exercisable, Exercise price					$ 0.85	$ 0.86	$ 0.78	$ 0.79	$ 0.65	$ 1.15	$ 1.38	$ 1.6	$ 1.27	$ 1.03	$ 1.19

Equity and share capital (Details 3)	Sep. 13, 2010	Jun. 30, 2012 Warrant	Jun. 30, 2011 Warrant	Jun. 30, 2010 Warrant
Warrants Outstanding [Roll Forward]
Warrants outstanding, Balance		7,074,009	2,000,000
Warrants outstanding, Issued			4,542,500
Warrants outstanding, Issued			544,050
Warrants outstanding, Expired		(1,997,459)	(2,541)
Warrants outstanding, Exercised		(3,750)	(10,000)
Warrants outstanding, Balance		5,072,800	7,074,009
Warrants Outstanding Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, Balance	1.8	1.77	1.8
Weighted average exercise price, Issued			1.8
Weighted average exercise price, Issued			1.4
Weighted average exercise price, Expired		1.8	1.8
Weighted average exercise price, Exercised		1.8	1.8
Weighted average exercise price, Balance	1.8	1.77	1.77
Expiry date, Balance			Sep 24, 2010
Expiry date, Issued			Dec 23, 2012
Expiry date, Issued			Dec 23, 2012
Warrants Weighted Average Remaining Contractual Terms [Roll Forward]
Weighted average remaining life (years), Balance		5 months 23 days	1 year 1 month 17 days	2 months 26 days
Weighted average remaining life (years), Issued			1 year 5 months 23 days
Weighted average remaining life (years), Issued			1 year 5 months 23 days

Equity and share capital (Details Textuals) (CAD)	12 Months Ended						12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012 Stock Options	Jun. 30, 2011 Stock Options	Jul. 01, 2010 Stock Options	Jun. 30, 2012 Stock Options Stock Option 2007 Plan	Jun. 30, 2011 Stock Options Stock Option 2007 Plan	Dec. 12, 2007 Stock Options Stock Option 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued	82,459,937	77,185,086	68,010,586
Common stock, shares outstanding	82,459,937	77,185,086	68,010,586
Percentage of total issued and outstanding common shares									10.00%
Number outstanding	1,790,000			6,221,965	5,466,325	4,705,715
Weighted average fair value of the options issued	0.54	0.73
Assumptions method used	Black-Scholes option pricing model
Share based compensation	738,000	541,000					857,533	688,535

Equity and share capital (Details Textuals 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 13, 2010
Stockholders Equity Note [Abstract]
Weighted average share price of options exercised (in dollars per share)	$ 1.59	$ 1.32
Purchase of common share			1,997,459
Purchase price of common share (in dollars per share)			1.8

Equity and share capital (Details Textuals 2) (CAD)	12 Months Ended		1 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Share capital	Jul. 26, 2011 Private Placement	Dec. 23, 2010 Private Placement	Dec. 23, 2010 Private Placement Share capital	Dec. 23, 2010 Private Placement Warrant Reserve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued on public offering	12,719,000	12,059,405	8,096,000		12,719,000	659,595
Shares issued on public offering (in shares)		9,085,000	5,060,000		9,085,000
Shares issued on public offering, (in dollars per unit)			1.6		1.4
Closing price (in dollars per share)					1.8
Risk free interest rate				1.70%
Expected share price volatility				35.00%
Expected life of warrant				2 years
Dividend yield

Equity and share capital (Details Textuals 3)	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012 CAD	Jun. 30, 2011 CAD	Jul. 26, 2011 Private Placement CAD	Jun. 30, 2012 Private Placement CAD	Jul. 01, 2010 Private Placement CAD	Jun. 30, 2010 Private Placement CAD	Jul. 01, 2010 Private Placement Warrant USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants received by underwriters to purchase common shares			5,060,000				544,050
Percentage of stock issued							6.50%
Closing price (in dollars per share)							$ 1.4
Percentage of commission received by underwriters					6.50%
Number of shares sold to entities purchasers					715,000
Percentage of commission paid to underwriters					4.00%
Share issue costs	655,867	1,084,883	655,867	1,084,883	1,230,964
Share issue cost, other			129,627		283,173
Commission charged by agent			526,240		801,710
Fair value of the underwriter warrants						146,081

Equity and share capital (Details Textuals 4) (CAD)	12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Share capital	Jun. 30, 2011 Share capital	Jul. 26, 2011 Private Placement	Jun. 30, 2012 Private Placement	Jul. 01, 2010 Private Placement	Jun. 30, 2012 Private Placement Share capital	Jun. 30, 2012 Private Placement Warrant Reserve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share issue costs	655,867	1,084,883	655,867	1,028,621	655,867	1,084,883	1,230,964	1,028,621	56,262

Equity and share capital (Details Textuals 5) (CAD)	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 26, 2011 Private Placement	Jun. 30, 2012 Private Placement	Jul. 01, 2010 Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued on public offering		12,719,000	8,096,000
Shares issued on public offering (in shares)			5,060,000
Shares issued on public offering, (in dollars per unit)			1.6
Share issue costs	655,867	1,084,883	655,867	1,084,883	1,230,964
Commission charged by agent			526,240		801,710
Share issue cost, other			129,627		283,173

Income taxes (Details) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Loss before tax	(3,566,641)	(2,967,411)
Statutory tax rate	25.75%	27.50%
Expected income tax recovery	(918,000)	(816,000)
Changes attributable to:
Non deductible expenses	127,000	123,000
Difference in tax rates between Canada and foreign jurisdictions	(8,000)	167,000
Tax effect of tax losses and temporary differences not recognized	783,000	651,000
Effect of change in future tax rates and others	16,000	(125,000)
Income tax expense

Income taxes (Details 1) (CAD)	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Non-capital losses	60,465,925	60,762,821
Share issue costs	1,418,660	1,289,061
Equipment	189,558	163,183
Deferred tax assets, net of valuation allowance	62,074,143	62,215,065
Mineral interests	(50,343,573)	(41,671,524)
Deferred Tax Liabilities, Net	11,730,570	20,543,541

Income taxes (Details 2) (CAD)	Jun. 30, 2012	Jun. 30, 2011
Tax Credit Carryforward [Line Items]
Non-capital losses	60,465,925	60,762,821
Non capital operating losses
Tax Credit Carryforward [Line Items]
Non-capital losses	17,895,000	15,288,000
Non capital operating losses | 2024
Tax Credit Carryforward [Line Items]
Non-capital losses	1,132,000
Non capital operating losses | 2025
Tax Credit Carryforward [Line Items]
Non-capital losses	1,244,000
Non capital operating losses | 2026
Tax Credit Carryforward [Line Items]
Non-capital losses	1,805,000
Non capital operating losses | 2027
Tax Credit Carryforward [Line Items]
Non-capital losses	3,346,000
Non capital operating losses | 2028
Tax Credit Carryforward [Line Items]
Non-capital losses	2,202,000
Non capital operating losses | 2029
Tax Credit Carryforward [Line Items]
Non-capital losses	1,443,000
Non capital operating losses | 2030
Tax Credit Carryforward [Line Items]
Non-capital losses	1,676,000
Non capital operating losses | 2031
Tax Credit Carryforward [Line Items]
Non-capital losses	2,438,000
Non capital operating losses | 2032
Tax Credit Carryforward [Line Items]
Non-capital losses	2,609,000

Income taxes (Details 3) (CAD)	Jun. 30, 2012	Jun. 30, 2011
Tax Credit Carryforward [Line Items]
Operating losses	60,465,925	60,762,821
Capital operating losses
Tax Credit Carryforward [Line Items]
Operating losses	42,617,000	41,829,000
Capital operating losses | 2012
Tax Credit Carryforward [Line Items]
Operating losses	439,000
Capital operating losses | 2013
Tax Credit Carryforward [Line Items]
Operating losses	1,146,000
Capital operating losses | 2014
Tax Credit Carryforward [Line Items]
Operating losses	3,701,000
Capital operating losses | 2015
Tax Credit Carryforward [Line Items]
Operating losses	5,517,000
Capital operating losses | 2016
Tax Credit Carryforward [Line Items]
Operating losses	9,811,000
Capital operating losses | 2017
Tax Credit Carryforward [Line Items]
Operating losses	4,461,000
Capital operating losses | 2018
Tax Credit Carryforward [Line Items]
Operating losses	4,473,000
Capital operating losses | 2019
Tax Credit Carryforward [Line Items]
Operating losses	2,275,000
Capital operating losses | 2020
Tax Credit Carryforward [Line Items]
Operating losses	2,291,000
Capital operating losses | 2021
Tax Credit Carryforward [Line Items]
Operating losses	7,878,000
Capital operating losses | 2022
Tax Credit Carryforward [Line Items]
Operating losses	625,000

Income taxes (Details Textuals) (CAD)	Jun. 30, 2012	Jun. 30, 2011
Tax Credit Carryforward [Line Items]
Operating losses	60,465,925	60,762,821
Capital operating losses
Tax Credit Carryforward [Line Items]
Operating losses	42,617,000	41,829,000
Non capital operating losses
Tax Credit Carryforward [Line Items]
Operating losses	17,895,000	15,288,000

Capital risk management (Details Textuals) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Capital Management [Abstract]
Total equity	61,985,816	57,080,927	47,650,611

Financial instruments (Details) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Financial Assets [Abstract]
Cash and cash equivalents	1,546,363	8,401,429	4,560,493
Trade and other receivables	1,417,756	1,078,794	355,471
Financial Liabilities [Abstract]
Trade and other payables	822,827	1,915,016	541,627
Loans and receivables
Financial Assets [Abstract]
Cash and cash equivalents	1,546,363	8,401,429	4,560,493
Trade and other receivables	1,417,756	1,078,794	355,471
Total financial assets	2,964,119	9,480,223	4,915,964
Other liabilities
Financial Liabilities [Abstract]
Trade and other payables	822,827	1,915,016	541,627
Total financial liabilities	822,827	1,915,016	541,627

Financial instruments (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 MXN	Jun. 30, 2011 USD ($)	Jun. 30, 2011 MXN
Change In Loss [Abstract]
Change in loss	$ 4,380	64,529	$ 59,115	12,486

Financial instruments (Details 2) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Concentration Risk [Line Items]
Trade and other payables	822,827	1,915,016	541,627
Less than 1 month
Concentration Risk [Line Items]
Trade and other payables	534,554	1,631,757	348,627
1-3 months
Concentration Risk [Line Items]
Trade and other payables	288,273	283,259	193,000

Financial instruments (Details Textuals)	Jun. 30, 2012	Jun. 30, 2011
Fair Value Disclosures [Abstract]
Monetary assets, percentage	48.00%	88.00%
Percentage of change in loss	5.00%

Supplemental cash flow information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Supplemental Cash Flow Elements [Abstract]
Amortization capitalized to mineral interests	94,676	89,621
Transfer of share option reserve upon exercise of stock options	77,306	25,850
Transfer of warrants reserve upon exercise of warrants	558	1,488

Commitments for expenditures (Details Textuals) (Vancouver, CAD)	Jun. 30, 2012
Vancouver
Operating Leased Assets [Line Items]
Operating lease, rental payments	62,235

Compensation of key management personnel (Detail) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Compensation and Employee Benefit Plans [Abstract]
Management salaries and director's fees	928,000	625,000
Management bonus payments	170,000	86,000
Other management benefits	10,000	7,000
Share based compensation	738,000	541,000
Salaries, wages and officers compensation	1,846,000	1,259,000

First time adoption of IFRS (Details) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Current assets
Cash and cash equivalents	1,546,363	8,401,429	4,560,493
Trade and other receivables	1,417,756	1,078,794	355,471
Prepaid expenses	279,229	127,508	130,953
Current assets	3,243,348	9,607,731	5,046,917
Equipment	598,354	549,084	497,960
Mineral interests	58,966,941	48,839,128	42,647,361
Assets, Total	62,808,643	58,995,943	48,192,238
Current liabilities
Trade and other payables	822,827	1,915,016	541,627
Liabilities, Current, Total	822,827	1,915,016	541,627
Shareholders' equity
Share capital	82,235,232	74,543,371	63,556,255
Share option reserve	5,072,985	4,292,758	3,630,073
Warrant reserve	1,270,474	1,271,032	523,106
Deficit	(26,592,875)	(23,026,234)	(20,058,823)
Total equity	61,985,816	57,080,927	47,650,611
Total liabilities and equity	62,808,643	58,995,943	48,192,238
Canadian GAAP
Current assets
Cash and cash equivalents			4,560,493
Trade and other receivables			355,471
Prepaid expenses			130,953
Current assets			5,046,917
Equipment			497,960
Mineral interests			42,647,361
Assets, Total			48,192,238
Current liabilities
Trade and other payables			541,627
Liabilities, Current, Total			541,627
Shareholders' equity
Share capital			63,556,255
Share option reserve			4,089,747
Deficit			(19,995,391)
Total equity			47,650,611
Total liabilities and equity			48,192,238
Effect Of Transition To Ifrs
Current assets
Cash and cash equivalents
Trade and other receivables
Prepaid expenses
Current assets
Equipment
Mineral interests
Assets, Total
Current liabilities
Trade and other payables
Liabilities, Current, Total
Shareholders' equity
Share capital
Share option reserve			(459,674)
Warrant reserve			523,106
Deficit			(63,432)
Total equity
Total liabilities and equity

First time adoption of IFRS (Details 1)	12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2012 CAD	Jun. 30, 2011 CAD	Jul. 01, 2010 CAD	Jun. 30, 2011 Share capital USD ($)	Jun. 30, 2012 Share capital CAD	Jun. 30, 2011 Share capital CAD	Jul. 01, 2010 Share capital CAD	Jun. 30, 2011 Share option reserve CAD	Jun. 30, 2012 Share option reserve CAD	Jul. 01, 2010 Share option reserve CAD	Jun. 30, 2011 Warrant reserve CAD	Jun. 30, 2012 Warrant reserve CAD	Jul. 01, 2010 Warrant reserve CAD	Jun. 30, 2011 Deficit CAD	Jun. 30, 2012 Deficit CAD	Jul. 01, 2010 Deficit CAD
As reported under Canadian GAAP			57,080,927				74,543,371		5,506,745						(22,969,189)
Share-based compensation									57,045						(57,045)
Reclassifications									(1,271,032)			1,271,032
As reported under IFRS		61,985,816	57,080,927	47,650,611		82,235,232	74,543,371	63,556,255	4,292,758	5,072,985	3,630,073	1,271,032	1,270,474	523,106	(23,026,234)	(26,592,875)	(20,058,823)

First time adoption of IFRS (Details 2) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
First Time Adoption Of Ifrs [Abstract]
Net loss and total comprehensive loss for the period under Canadian GAAP		2,973,798
Adjustments for differing accounting treatments share-based compensation		(6,387)
Total loss and comprehensive loss for the period under IFRS	(3,566,641)	(2,967,411)

First time adoption of IFRS (Details Textuals) (CAD)	12 Months Ended
	Jun. 30, 2011	Jul. 01, 2010
First Time Adoption Of Ifrs [Abstract]
Increase In Share Based Compensation Cost		63,432
Increase in share based compensation cost	(6,387)

Subsequent event (Details Textual) (Subsequent Event, Bridge Loan Credit Facility, Sprott Resource Lending Partnership, CAD)	1 Months Ended
	Jul. 18, 2012	Sep. 06, 2012
Subsequent Event | Bridge Loan Credit Facility | Sprott Resource Lending Partnership
Subsequent Event [Line Items]
Maximum borrowing credit facility	5,000,000
Interest rate	12.00%
Available drawdown facility on closing date	3,000,000
Available drawdown facility	2,000,000
Number of days for payment	120 days thereafter
Term of facility	1 year
Additional term extended	6 months
Extension fee percentage	3.00%
Share bonus payment	180,000
Advance percentage for share bonus payment	6.00%
Structuring fee	50,000
Number of shares issued as share bonus payment		285,689